United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05339

CONCORDE FUNDS, INC.

(Exact name of registrant as specified in charter)

5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Address of principal executive offices) (Zip code)

Gary B. Wood, 5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Name and address of agent for service)

Registrant’s telephone number, including area code: (972) 404-1500

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
Schedule of Investments
June 30, 2005

	Shares	Value

COMMON STOCKS
CONGLOMERATES - 4.67%
Tyco International Ltd.	26,030	$760,076

CONSUMER STAPLES - 6.72%
Altria Group Inc.	8,000	517,280
Playtex Products Inc. (a)	5,000	53,800
SUPERVALU INC.	16,000	521,760

		1,092,840

ENERGY AND NATURAL RESOURCES - 5.98%
Burlington Resources, Inc.	3,500	193,340
Devon Energy Corporation	8,500	430,780
Weatherford International Ltd. (a)	6,000	347,880

		972,000

ENTERTAINMENT - 7.61%
Comcast Corporation Class A (a)	21,000	628,950
Viacom Inc. Class B	19,000	608,380

		1,237,330

FINANCE AND INSURANCE - 15.79%
Delphi Financial Group Inc.	13,122	579,336
Fiserv Inc (a)	9,500	408,025
Lehman Brothers Holdings Inc.	10,600	1,052,368
MBIA Inc.	8,900	527,859

		2,567,588

HEALTH - 19.66%
Abbott Laboratories	12,500	612,625
CONMED Corporation (a)	16,500	507,705
Health Management Associates Inc. CL A	24,000	628,320
Johnson & Johnson	13,500	877,500
Pfizer Inc.	20,700	570,906

		3,197,056

INDUSTRIAL CYCLICALS - 14.38%
Headwaters, Inc. (a)	14,500	498,510
Illinois Tool Works Inc.	5,500	438,240
Lockheed Martin Corporation	12,500	810,875
Terex Corporation (a)	15,000	591,000

		2,338,625

REAL ESTATE - 1.23%
First Industrial Realty Trust, Inc.	5,000	199,500

RETAIL TRADE - 6.24%
IHOP Corporation	14,000	607,460
Lowe’s Companies, Inc.	7,000	407,540

		1,015,000

SERVICES - 6.37%
Oracle Corporation (a)	35,550	469,260
Waste Management Inc.	20,000	566,800

		1,036,060

TECHNOLOGY - 7.55%
Agilent Technologies, Inc. (a)	25,000	575,500
Intel Corporation	25,000	651,500

		1,227,000

TOTAL COMMON STOCKS (cost $10,304,631) - 96.21%		15,643,075

	Shares	Value
SHORT TERM DEMAND NOTES
American Family Financial Services, 2.9487%	268,778	$268,778
US Bank, 3.0800%	355,240	355,240

TOTAL DEMAND NOTES (cost $624,018) - 3.84%		624,018

CERTIFICATE OF DEPOSIT
US Bank, 0.90%, due 10/01/2005 (cost $2,684) - .01%	2,684	2,684

TOTAL INVESTMENTS (cost $10,931,333) - 100.06%		$16,269,777

OTHER ASSETS, NET OF LIABILITIES - (.06%)		$(10,094)

NET ASSETS - 100%		$16,259,683

Notes:
(a) Presently non-income producing
Aggregate gross unrealized appreciation		$5,401,124
Aggregate gross unrealized depreciation		$62,680
Net unrealized appreciation		$5,338,444
Aggregate cost of securities		$10,931,333

Item 2. Controls and Procedures.

a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant are required by Rule 30a-2(a) under the Act (17 CFR 270.30a-d(a)) are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	CONCORDE FUNDS, INC.

By:	/s/ Gary B. Wood

Gary B. Wood, Principal Executive Officer

Date	7/13/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary B. Wood

Gary B. Wood, Principal Executive Officer

Date	7/13/2005

By:	/s/ Gary B. Wood

Gary B. Wood, Principal Financial Officer

Date	7/13/2005